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June 19, 2013

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, NW

Washington, DC 20549

Re:	Pioneer Series Trust II

(File Nos. 333-110037 and 811-21460)

CIK No. 000001265389

Ladies and Gentlemen:

On behalf of Pioneer Seriest Trust II, a Delaware statutory trust (the “Trust”), and pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, we are filing today via EDGAR exhibits containing interactive data format risk/return summary information for Pioneer Select Mid Cap Growth Fund (formerly, Pioneer Growth Opportunities Fund) (the “Fund”). These exhibits contain the updated risk/return summary information in the prospectus for the Fund, dated May 1, 2013 (as revised June 10, 2013), as filed under Rule 497(e) on June 10, 2013 (SEC Accession Number
0001265389-13-000027).

If you have any questions or comments relating to the filing, please contact me at (617) 422-4695.

Very truly yours,

/s/ Thomas Reyes
Thomas Reyes
Assistant Secretary

cc:	Jeremy B Kantrowitz, Esq.

Toby R. Serkin, Esq.

Pioneer Investment Management, Inc.

60 State Street

Boston, MA 02109-1820

“Member of the UniCredit S.p.A. banking group”

PIONEER SELECT MID CAP GROWTH FUND

(A SERIES of PIONEER SERIES TRUST II)

EXHIBIT INDEX

Index Number	Description of Index

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Document

EX-101.DEF	XBRL Taxonomy Extension Definition Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase